Derivative Instruments (Details) - Interest rate swap contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments
Notional amount	$ 426.5	$ 451.2
Carrying amount of derivative asset	$ 20.2	$ 29.4